UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08215

Name of Fund:   BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 108.8%

Alabama — 1.3%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$1,875	$2,151,562

Arizona — 1.1%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	890	913,354
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	810	960,660

		1,874,014
California — 13.7%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 0.00%, 08/01/20(b)	2,000	1,935,820
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	1,110	1,153,268
Sutter Health, Series B, 6.00%, 08/15/20(c)	1,585	1,728,839
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	445	496,789
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	80	87,557
5.25%, 08/15/49	195	211,983
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	120	132,853
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	730	773,267
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 07/01/19(c)	1,090	1,126,733
Loma Linda University Medical Center, 5.00%, 12/01/46(a)	235	248,386
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 05/15/39	400	411,160

Security	Par (000)	Value
California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	$185	$218,700
Golden State Tobacco Securitization Corp., Refunding RB, Tobacco Settlement Asset-Backed Bonds, Series A-1, 5.25%, 06/01/47	540	561,389
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 07/01/29(b)	2,525	1,799,088
San Marino Unified School District, GO, Series A (NPFGC), 0.00%, 07/01/19(b)	2,070	2,043,400
State of California, GO, Various Purposes:
6.50%, 04/01/19(c)	3,965	4,103,180
6.00%, 03/01/33	1,265	1,352,120
6.50%, 04/01/33	3,360	3,469,805
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	405	454,276
Sub-Series I-1, 6.38%, 11/01/19(c)	600	637,224
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	670	673,605

		23,619,442
Colorado — 1.5%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 07/01/40	1,055	1,089,351
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	510	540,013
University of Colorado, RB, Series A, 5.38%, 06/01/19(c)	920	949,293

		2,578,657
Connecticut — 0.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	265	267,730

Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	570	605,511

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$2,050	$2,136,735

		2,742,246
District of Columbia — 3.9%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.00%, 10/01/39	255	263,303
1st Senior Lien, Series A, 5.25%, 10/01/44	1,000	1,035,060
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34(b)	10,170	5,336,199

		6,634,562
Florida — 4.4%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19(c)	1,725	1,808,455
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	1,930	1,958,313
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	700	762,139
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(c)	1,525	1,769,214
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	1,130	1,243,090

		7,541,211
Georgia — 1.9%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	270	309,101
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.00%, 12/01/48	240	240,166
County of Griffin-Spalding Hospital Authority, RB, Revenue Anticipation Certificates, 4.00%, 04/01/42	2,310	2,330,143

Security	Par (000)	Value
Georgia (continued)
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	$420	$437,178

		3,316,588
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	680	721,412

Idaho — 1.4%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	2,000	2,008,120
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	390	438,504

		2,446,624
Illinois — 15.5%
Chicago Board of Education, GO, Series C:
Series H, 5.00%, 12/01/46	240	245,374
Project, 5.25%, 12/01/35	805	837,884
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
5.00%, 12/01/34	240	248,861
Series D, 5.00%, 12/01/25	435	457,859
Chicago Board of Education, GO, Refunding Series F, 5.00%, 12/01/24	340	357,666
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	885	906,417
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 01/01/32	2,290	2,413,202
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	587	590,234
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(c)	2,100	2,293,998
Series A, 5.75%, 01/01/39	400	433,196
Series C, 6.50%, 01/01/21(c)	2,935	3,257,879
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	530	565,250
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	410	432,792
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(c)	800	838,048
Presence Health Network, Series C, 4.00%, 02/15/41	745	765,070

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Southern Illinois Healthcare Enterprises, Inc., 4.00%, 03/01/35	$1,290	$1,299,301
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/47(b)	9,555	2,636,702
Series B (AGM), 5.00%, 06/15/50	2,230	2,311,663
Series B-2, 5.00%, 06/15/50	1,260	1,283,562
Railsplitter Tobacco Settlement Authority, RB(c):
5.50%, 06/01/21	230	253,175
6.00%, 06/01/21	500	557,245
State of Illinois, GO:
5.00%, 02/01/39	810	836,698
Series A, 5.00%, 04/01/38	1,920	1,976,141
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(c)	315	325,159
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	520	563,347

		26,686,723
Indiana — 4.7%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	415	483,649
7.00%, 01/01/44	1,000	1,172,830
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,660	1,813,334
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	225	239,481
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	740	785,569
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	210	224,885
Sisters of St. Francis Health Services, 5.25%, 11/01/19(c)	420	439,219
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(c)	1,360	1,402,963
5.75%, 05/01/31	300	309,567
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(c)	565	575,842

Security	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	$640	$707,872

		8,155,211
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	240	255,015
Midwestern Disaster Area, 5.25%, 12/01/25	940	1,003,760
Midwestern Disaster Area, 5.88%, 12/01/26(a)	210	220,691
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	415	432,712

		1,912,178
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C(c):
5.75%, 11/15/19	25	26,256
5.75%, 11/15/19	1,080	1,137,089

		1,163,345
Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	525	560,705
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(e)	635	595,237

		1,155,942
Louisiana — 1.9%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 02/01/19(c)	420	428,089
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	310	322,998
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	510	535,995
5.25%, 05/15/31	435	464,441
5.25%, 05/15/32	555	601,215
5.25%, 05/15/33	600	645,276

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (continued):
5.25%, 05/15/35	$255	$274,645

		3,272,659
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A:
5.00%, 07/01/19(c)	45	46,386
5.00%, 07/01/39	105	107,692

		154,078
Maryland — 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(c)	220	236,317
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	390	406,251
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	20	22,618
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(c)	1,095	1,206,296

		1,871,482
Massachusetts — 1.9%
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 05/15/59	845	998,883
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(a)	1,155	1,164,240
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/19(c)	360	371,423
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 06/01/40	805	811,448

		3,345,994
Michigan — 5.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,235	2,428,819
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	2,040	2,043,162

Security	Par (000)	Value
Michigan (continued)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(c)	$380	$404,871
5.50%, 05/15/36	310	326,690
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	455	489,403
Trinity Health Credit Group, Series A, 4.00%, 12/01/40	1,835	1,878,031
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(c)	1,520	1,599,344
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	725	723,709

		9,894,029
Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/18(c)	1,540	1,563,978

Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	125	137,906
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	130	139,217

		277,123
New Hampshire — 1.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(c)	1,530	1,596,341
New Hampshire Housing Finance Authority, RB, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	800	802,816

		2,399,157
New Jersey — 7.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	530	568,086
5.25%, 11/01/44	790	845,411

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	$560	$565,650
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,040	1,126,226
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	990	1,075,991
Series WW, 5.00%, 06/15/36	210	224,708
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	1,125	1,248,626
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	1,355	1,501,177
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	610	638,920
Transportation Program, Series AA, 5.00%, 06/15/44	330	348,332
Transportation System, Series A, 5.50%, 06/15/41	1,025	1,071,894
Transportation System, Series B, 5.25%, 06/15/36	1,235	1,287,636
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/46	770	845,830
Tobacco Settlement Financing Corp. New Jersey, Refunding RB:
Series A, 5.25%, 06/01/46	200	223,942
Sub-Series B, 5.00%, 06/01/46	775	830,273

		12,402,702
New Mexico — 0.6%
New Mexico Mortgage Finance Authority, RB, S/F Housing, Mortgage Program, Class I, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.90%, 07/01/48	1,105	1,093,409

New York — 6.8%
City of New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	740	802,101
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,000	1,038,010
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	555	539,804

Security	Par (000)	Value
New York (continued)
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	$262	$278,633
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,020	1,011,248
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 04/01/19(c)	1,050	1,080,482
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,255	1,417,422
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/19(c)	1,270	1,326,883
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	615	648,062
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	1,495	1,577,285
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	175	191,928
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	440	483,842
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	650	709,209
6.00%, 12/01/42	630	687,084

		11,791,993
North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(c)	305	349,387

Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,855	1,870,953
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	350	380,782

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	$420	$457,288

		2,709,023
Oklahoma — 0.9%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	625	710,169
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	885	916,984

		1,627,153
Pennsylvania — 4.5%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	335	361,706
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	110	123,522
5.00%, 06/01/34	195	218,283
5.00%, 06/01/35	365	406,975
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	470	469,986
4.00%, 09/01/38	1,600	1,617,184
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 04/01/39	1,830	1,881,606
AMT, 5.00%, 06/30/42	440	477,963
Pennsylvania Economic Development Financing Authority, Refunding RB:
National Gypsum Co., AMT, 5.50%, 11/01/44	800	843,536
Series A, 4.00%, 11/15/42	130	131,301
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	585	641,371
State Public School Building Authority, Refunding RB, The School District of Philadelphia Project, Series A, 5.00%, 06/01/34	550	610,825

		7,784,258
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	975	981,357

Security	Par (000)	Value
Puerto Rico (continued)
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds (continued):
5.63%, 05/15/43	$925	$933,066

		1,914,423
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	420	452,143
Series B, 4.50%, 06/01/45	1,375	1,400,025
Series B, 5.00%, 06/01/50	1,895	1,977,243

		3,829,411
South Carolina — 3.9%
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	230	258,683
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(c)	1,650	1,760,137
AMT, 5.25%, 07/01/55	670	743,164
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,040	2,221,948
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,635	1,767,975

		6,751,907
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	720	768,967
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	360	397,559

		1,166,526
Texas — 6.0%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(c)	1,070	1,178,755
Sub-Lien, 5.00%, 01/01/33	180	193,617
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	320	350,640
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 07/01/39	535	536,129

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(c)	$240	$289,210
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18(c)	1,380	1,406,910
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(b):
0.00%, 09/15/40	2,525	960,838
0.00%, 09/15/41	1,395	502,577
Howe Independent School District, GO, School Building (PSF-GTD), 4.00%, 08/15/43	1,090	1,113,271
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(c)	320	335,466
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	145	156,925
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	1,015	435,110
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	1,165	1,262,207
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,380,171
Texas Water Development Board, RB, State Water Implementation Fund, Series A, 4.00%, 10/15/45	245	251,786

		10,353,612
Virginia — 1.1%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	400	430,844
6.00%, 01/01/37	1,345	1,487,678

		1,918,522
Washington — 1.0%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	390	426,687

Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	$1,195	$1,307,115

		1,733,802
West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Improvement West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,450	1,440,488

Wisconsin — 2.9%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(c)	3,620	3,742,428
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,235	1,282,091

		5,024,519

Total Municipal Bonds — 108.8% (Cost — $174,462,155)		187,637,082

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.5%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	915	943,476

California — 8.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(g)	1,638	1,717,152
Series F-1, 5.63%, 04/01/19(c)	1,640	1,687,663
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(c)(g)	1,335	1,343,200
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(c)	4,770	4,981,231
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	2,967	3,129,854
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	1,635	1,856,981

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(c)	$553	$574,435

		15,290,516
Colorado — 1.8%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(g)	1,080	1,107,621
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,950	1,989,507

		3,097,128
Florida — 2.6%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(c)	2,840	3,038,326
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	1,290	1,448,291

		4,486,617
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 09/01/18(c)	1,649	1,654,340

Louisiana — 0.7%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,245	1,279,051

Maryland — 2.2%
City of Baltimore Maryland Water Utility Fund, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,515	1,715,877
State of Maryland Stadium Authority Revenue, RB, Construction and Revitalization Program, 5.00%, 05/01/42	1,740	1,993,883

		3,709,760
Massachusetts — 3.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	1,982	2,261,287

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$3,211	$3,457,474

		5,718,761
Nevada — 1.5%
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 05/01/48	2,260	2,579,364

New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(c)(g)	1,020	1,050,962

New York — 11.7%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	810	836,409
City of New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-3, 5.25%, 01/15/39	3,299	3,352,486
Series S-1, 4.00%, 07/15/42(g)	1,395	1,422,072
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(g)	810	885,757
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,337	2,636,137
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	5,400	5,911,931
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	3,250	3,610,894
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,350	1,537,740

		20,193,426
North Carolina — 1.3%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series B, 5.00%, 10/01/55	1,320	1,481,231

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
North Carolina (continued)
North Carolina Capital Facilities Finance Agency, Refunding RB (continued):
Wake Forest University, 5.00%, 01/01/19(c)	$800	$811,916

		2,293,147
Ohio — 4.1%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 01/01/19(c)	6,974	7,092,454

Pennsylvania — 1.7%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(g)	1,559	1,606,649
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,229	1,403,928

		3,010,577
Texas — 8.0%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	1,395	1,420,487
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,260	1,375,655
County of Harris Texas, RB, Toll Road, Senior Lien, Series A:
5.00%, 08/15/19(c)(g)	1,905	1,963,515
5.00%, 08/15/38	1,457	1,501,919
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,710	1,851,212
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,859	2,121,026
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,499	1,522,147
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	1,801	1,971,923

		13,727,884
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(c)	1,395	1,443,740

Security	Par (000)	Value
Virginia — 1.0%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$1,553	$1,633,795

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	1,445	1,481,099

Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(c)(g)	2,859	2,930,651

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 54.3% (Cost — $91,138,451)		93,616,748

Total Long-Term Investments — 163.1% (Cost — $265,600,606)		281,253,830

	Shares
Short-Term Securities — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.85%(h)(i)	410,167	410,249

Total Short-Term Securities — 0.2% (Cost — $410,210)		410,249

Total Investments — 163.3% (Cost — $266,010,816)		281,664,079
Other Assets Less Liabilities — 1.2%		1,956,141
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.6)%		(56,188,228)
VMTP Shares at Liquidation Value — (31.9)%		(55,000,000)

Net Assets Applicable to Common Shares — 100.0%		$172,431,992

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund II, Inc. (MUH)

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2018 to February 15, 2031, is $11,751,942.

(h)	Annualized 7-day yield as of period end.
(i)

During the period ended July 31, 2018, investments in issuers considered to be affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	978,065	(567,898)	410,167	$410,249	$1,921	$220	$39

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund II, Inc. (MUH)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	9	09/19/18	$1,075	$7,363
Long U.S. Treasury Bond	54	09/19/18	7,720	26,204
5-Year U.S. Treasury Note	13	09/28/18	1,471	3,120

				$36,687

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Fund II, Inc. (MUH)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$281,253,830	$—	$281,253,830
Short-Term Securities	410,249	—	—	410,249

	$410,249	$281,253,830	$—	$281,664,079

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$36,687	$—	$—	$36,687

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(56,052,444)	$—	$(56,052,444)
VMTP Shares at Liquidation Value	—	(55,000,000)	—	(55,000,000)

	$—	$(111,052,444)	$—	$(111,052,444)

During the period ended July 31, 2018, there were no transfers between levels.

12

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of

 BlackRock MuniHoldings Fund II, Inc.

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of

 BlackRock MuniHoldings Fund II, Inc.

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock MuniHoldings Fund II, Inc.

Date: September 20, 2018